Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of purchase consideration	Details of the purchase consideration and the fair value of goodwill, identifiable assets and liabilities of OCI acquired are as follows:

Fair value of net identifiable assets and goodwill acquired, on acquisition date	US$m
Cash and cash equivalents	4
Receivables	720
Property, plant and equipment	906
Intangible assets	796
Other assets	2
Payables	(43)
Deferred tax liabilities	(154)
Provisions	(116)
Fair value of net identifiable assets acquired	2,115
Goodwill arising on acquisition	255
Total purchase consideration[1]	2,370
1.Total purchase consideration includes $20 million of working capital adjustment.

Purchase consideration	US$m
Cash payment	1,900
Contingent consideration[2]	470
Total purchase consideration	2,370
2.Contingent consideration relating to the remaining 20% of the consideration to be paid to OCI N.V. at project completion.

Summary of analysis of cash flows on acquisition

Analysis of cash flows on acquisition	US$m
Cash payment	(1,900)
Cash and cash equivalents acquired	4
Net cash flow on acquisition	(1,896)